Investment in associate company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment in associate company [Abstract]
Investment in associate company	$ 5,233	$ 4,772
Details of Associates [Abstract]
Name of associate	Goodwood Ship Management Pte. Ltd.
Principal activities	Ship management
Place of incorporation and business	Singapore
Effective equity interest	50.00%	50.00%
Share of Profit of the Associate Using in Equity Method [Abstract]
Profit after taxation	$ 1,193	$ 852	$ 858
Other comprehensive income for the year, net of tax	104	44
Total comprehensive income for the year	$ 1,297	$ 896